Benefit Plans and Capital Transactions - Schedule of Dividend Activity (Details) - $ / shares	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
O 2024 Q2 Dividends
Schedule of Dividend Activity [Line Items]
Common stock dividend	$ 0.5
O 2024 Q1 Dividends
Schedule of Dividend Activity [Line Items]
Common stock dividend		$ 0.5
O 2023 Q4 Dividends
Schedule of Dividend Activity [Line Items]
Common stock dividend			$ 1
O 2023 Q3 Dividends
Schedule of Dividend Activity [Line Items]
Common stock dividend				$ 1
O 2023 Q2 Dividends
Schedule of Dividend Activity [Line Items]
Common stock dividend					$ 1
O 2023 Q1 Dividends
Schedule of Dividend Activity [Line Items]
Common stock dividend						$ 1